Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense

Income tax recovery differs from that which would be expected from applying the effective tax rates to the net income (loss) as follows:

	December 31,	December 31,
	2019	2018
Net loss for the year	$(42,263)	$(53,906)
Statutory and effective tax rates	27.0%	27.0%
Income taxes expenses (recovery) at the effective rate	$(11,406)	$(14,555)
Effect of change in tax rates		(3,417)
Tax benefit not recognized	11,406	17,972
Income tax expense (recovery) and income tax liability (asset)	$-	$-

Schedule of Deferred Income Tax Asset

A valuation allowance has been recorded as management believes it is more likely than not that the deferred income tax asset will not be realized.

	December 31,	December 31,
	2019	2018
Tax loss carried forward	$437,960	$395,697

Deferred tax assets	$118,244	$106,838
Valuation allowance	(118,244)	(106,838)

Deferred taxes recognized	$-	$-